UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2013

MFS® MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.4%
Aerospace - 2.5%
Precision Castparts Corp.	76,420	$16,347,760
TransDigm Group, Inc.	106,570	15,569,877

		$31,917,637
Alcoholic Beverages - 1.0%
Beam, Inc.	188,160	$12,200,294

Apparel Manufacturers - 2.1%
Guess?, Inc.	160,020	$5,085,436
Michael Kors Holdings Ltd. (a)	163,560	10,274,839
VF Corp.	61,951	11,390,311

		$26,750,586
Automotive - 3.5%
Delphi Automotive PLC	355,940	$17,373,431
LKQ Corp. (a)	813,730	19,920,110
TRW Automotive Holdings Corp. (a)	103,070	6,529,485

		$43,823,026
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	106,930	$10,429,952
Illumina, Inc. (a)	77,500	5,449,800
Medivation, Inc. (a)	62,360	3,028,202
Regeneron Pharmaceuticals, Inc. (a)	22,240	5,379,189
Vertex Pharmaceuticals, Inc. (a)	30,320	2,434,999
ViroPharma, Inc. (a)	235,070	6,464,425

		$33,186,567
Broadcasting - 2.3%
Discovery Communications, Inc., “A” (a)	225,916	$17,815,736
Scripps Networks Interactive, Inc., “A”	176,960	11,920,026

		$29,735,762
Brokerage & Asset Managers - 3.2%
Affiliated Managers Group, Inc. (a)	126,630	$20,767,320
Evercore Partners, Inc.	151,230	6,006,856
IntercontinentalExchange, Inc. (a)	78,567	13,451,456

		$40,225,632
Business Services - 7.5%
Bright Horizons Family Solutions, Inc. (a)	210,130	$7,575,187
Cognizant Technology Solutions Corp., “A” (a)	143,659	9,287,554
FleetCor Technologies, Inc. (a)	239,070	20,818,216
Gartner, Inc. (a)	342,310	19,378,169
IHS, Inc., “A” (a)	41,710	4,384,972
Jones Lang LaSalle, Inc.	169,050	15,523,862
Realogy Holdings Corp. (a)	87,260	4,506,106
Verisk Analytics, Inc., “A” (a)	220,970	12,997,455

		$94,471,521
Cable TV - 1.9%
Charter Communications, Inc., “A” (a)	128,560	$14,388,435
Liberty Global, Inc., “A” (a)	125,660	9,261,142

		$23,649,577

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.8%
Celanese Corp.	204,720	$10,102,932

Computer Software - 4.2%
Autodesk, Inc. (a)	172,480	$6,507,670
Citrix Systems, Inc. (a)	210,370	13,537,310
CommVault Systems, Inc. (a)	98,860	6,920,200
PTC, Inc. (a)	130,290	3,271,582
Qlik Technologies, Inc. (a)	384,580	11,829,681
TIBCO Software, Inc. (a)	506,350	10,800,446

		$52,866,889
Computer Software - Systems - 1.4%
SS&C Technologies Holdings, Inc. (a)	294,403	$9,311,967
Vantiv, Inc., “A” (a)	335,190	8,919,406

		$18,231,373
Construction - 1.7%
NVR, Inc. (a)	8,280	$8,141,807
Stanley Black & Decker, Inc.	170,905	13,539,094

		$21,680,901
Consumer Services - 1.4%
Anhanguera Educacional Participacoes S.A.	397,500	$2,433,105
Priceline.com, Inc. (a)	18,906	15,199,101

		$17,632,206
Containers - 2.0%
Ball Corp.	388,660	$16,774,566
Silgan Holdings, Inc.	171,250	8,009,363

		$24,783,929
Electrical Equipment - 7.1%
AMETEK, Inc.	501,002	$21,618,236
Amphenol Corp., “A”	230,100	17,924,790
Mettler-Toledo International, Inc. (a)	61,730	13,473,190
MSC Industrial Direct Co., Inc., “A”	79,690	6,587,972
Sensata Technologies Holding B.V. (a)	194,850	6,839,235
TriMas Corp. (a)	108,970	3,514,283
W.W. Grainger, Inc.	43,250	11,134,280
WESCO International, Inc. (a)	119,710	8,889,665

		$89,981,651
Electronics - 3.6%
Altera Corp.	327,340	$10,864,415
Linear Technology Corp.	204,120	7,654,500
Microchip Technology, Inc.	262,070	9,560,314
NXP Semiconductors N.V. (a)	246,980	7,619,333
Stratasys Ltd. (a)	33,700	2,832,485
Ultratech, Inc. (a)	178,700	6,515,402

		$45,046,449
Energy - Independent - 2.9%
Cabot Oil & Gas Corp.	258,390	$18,180,320
Pioneer Natural Resources Co.	83,387	11,564,109
SM Energy Co.	111,490	6,760,754

		$36,505,183

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Entertainment - 1.3%
AMC Networks, Inc., “A” (a)	175,090	$11,209,262
Six Flags Entertainment Corp.	74,120	5,527,128

		$16,736,390
Food & Beverages - 1.7%
Chr. Hansen Holding A/S	241,617	$8,610,266
Mead Johnson Nutrition Co., “A”	160,440	13,006,871

		$21,617,137
Food & Drug Stores - 0.2%
Brazil Pharma S.A. (a)	511,591	$2,985,754

Gaming & Lodging - 1.3%
Wynn Resorts Ltd.	120,190	$16,332,619

General Merchandise - 0.6%
Five Below, Inc. (a)	214,900	$8,217,776

Health Maintenance Organizations - 0.3%
BioScrip, Inc. (a)	258,300	$3,611,034

Internet - 1.1%
ChannelAdvisor Corp. (a)	97,250	$1,653,250
LinkedIn Corp., “A” (a)	69,667	11,671,313

		$13,324,563
Leisure & Toys - 1.6%
Brunswick Corp.	143,510	$4,817,631
Polaris Industries, Inc.	163,630	15,628,301

		$20,445,932
Machinery & Tools - 3.9%
Cummins, Inc.	26,480	$3,167,802
Flowserve Corp.	36,974	6,216,439
Joy Global, Inc.	169,890	9,187,651
Roper Industries, Inc.	143,822	17,865,569
WABCO Holdings, Inc. (a)	164,220	12,385,472

		$48,822,933
Major Banks - 0.5%
Morgan Stanley	255,320	$6,612,788

Medical & Health Technology & Services - 4.3%
Advisory Board Co. (a)	163,750	$8,647,638
Catamaran Corp. (a)	303,490	14,937,778
Cerner Corp. (a)	132,440	13,016,203
Henry Schein, Inc. (a)	190,680	18,360,577

		$54,962,196
Medical Equipment - 5.4%
Cooper Cos., Inc.	160,455	$18,133,020
DexCom, Inc. (a)	210,810	4,391,172
Endologix, Inc. (a)	358,270	4,815,149
Intuitive Surgical, Inc. (a)	15,410	7,666,937
PerkinElmer, Inc.	173,000	5,418,360

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Sirona Dental Systems, Inc. (a)	164,120	$11,642,673
Thermo Fisher Scientific, Inc.	180,220	15,913,426

		$67,980,737
Oil Services - 2.6%
Core Laboratories N.V.	40,440	$5,571,014
Dresser-Rand Group, Inc. (a)	252,830	15,321,498
FMC Technologies, Inc. (a)	210,090	11,693,609

		$32,586,121
Other Banks & Diversified Financials - 2.3%
MasterCard, Inc., “A”	44,380	$25,307,695
TCF Financial Corp.	278,250	4,006,800

		$29,314,495
Pharmaceuticals - 3.1%
Actavis, Inc. (a)	44,460	$5,481,473
Perrigo Co.	151,080	17,511,683
Valeant Pharmaceuticals International, Inc. (a)	87,400	7,963,888
Zoetis, Inc. (l)	275,360	8,811,520

		$39,768,564
Pollution Control - 0.8%
Stericycle, Inc. (a)	96,507	$10,592,608

Railroad & Shipping - 1.2%
Kansas City Southern Co.	135,530	$15,003,171

Real Estate - 0.5%
Host Hotels & Resorts, Inc., REIT	383,480	$6,822,109

Restaurants - 0.9%
Arcos Dorados Holdings, Inc.	357,920	$4,932,138
Chipotle Mexican Grill, Inc., “A” (a)	9,460	3,415,060
Chuy’s Holdings, Inc. (a)	97,530	3,398,921

		$11,746,119
Specialty Chemicals - 2.6%
Airgas, Inc.	100,880	$10,379,543
Albemarle Corp.	92,980	6,222,222
Ecolab, Inc.	54,380	4,593,479
FMC Corp.	88,990	5,580,563
Rockwood Holdings, Inc.	97,270	6,484,018

		$33,259,825
Specialty Stores - 7.0%
AutoZone, Inc. (a)	34,530	$14,116,900
Children’s Place Retail Store, Inc. (a)	93,710	4,997,554
Dick’s Sporting Goods, Inc.	88,540	4,634,184
Express, Inc. (a)	227,360	4,956,448
Monro Muffler Brake, Inc.	129,570	6,092,381
O’Reilly Automotive, Inc. (a)	88,670	9,657,050
PetSmart, Inc.	97,560	6,585,300
Ross Stores, Inc.	252,620	16,243,466
Tiffany & Co.	133,250	10,364,185

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Tractor Supply Co.	96,520	$10,808,310

		$88,455,778
Telecommunications - Wireless - 2.3%
American Tower Corp., REIT	304,780	$23,724,075
SBA Communications Corp. (a)	70,560	5,311,051

		$29,035,126
Trucking - 0.6%
Expeditors International of Washington, Inc.	193,450	$7,550,354

Utilities - Electric Power - 0.6%
CMS Energy Corp.	266,550	$7,183,523
Total Common Stocks		$1,245,759,767

Collateral for Securities Loaned - 0.5%
Morgan Stanley Repurchase Agreement, 0.08%, dated 5/31/13, due 6/3/13, total to be received $6,814,281 (secured by U.S. Treasury and Federal Agency obligations valued at $6,950,546 in an individually traded account), at Value	$6,814,236	$6,814,236

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	20,386,922	$20,386,922
Total Investments		$1,272,960,925

Other Assets, Less Liabilities - (0.5)%		(6,739,064)
Net Assets - 100.0%		$1,266,221,861

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,193,445,021	$—	$—	$1,193,445,021
Canada	22,901,665	—	—	22,901,665
Denmark	—	8,610,266	—	8,610,266
Netherlands	7,619,333	—	—	7,619,333
Brazil	5,418,859	—	—	5,418,859
Argentina	4,932,138	—	—	4,932,138
Israel	2,832,485	—	—	2,832,485
Short Term Securities	—	6,814,236	—	6,814,236
Mutual Funds	20,386,922	—	—	20,386,922
Total Investments	$1,257,536,423	$15,424,502	$—	$1,272,960,925

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $8,610,266 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity

6

Supplemental Information (unaudited) – continued

securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,008,866,065
Gross unrealized appreciation	278,037,007
Gross unrealized depreciation	(13,942,147)
Net unrealized appreciation (depreciation)	$264,094,860

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,080,387	178,016,184	(169,709,649)	20,386,922

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,212	$20,386,922

7

QUARTERLY REPORT

May 31, 2013

MFS® GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - 84.2%
Fannie Mae, 0.06%, due 7/10/13	$200,000	$199,990
Fannie Mae, 0.11%, due 7/10/13	190,000	189,977
Fannie Mae, 0.12%, due 7/17/13	500,000	499,923
Fannie Mae, 0.1%, due 8/01/13	610,000	609,897
Fannie Mae, 0.09%, due 8/16/13	100,000	99,981
Fannie Mae, 0.07%, due 8/19/13	350,000	349,946
Federal Farm Credit Bank, 0.05%, due 7/01/13	860,000	859,964
Federal Home Loan Bank, 0.115%, due 6/12/13	500,000	499,982
Federal Home Loan Bank, 0.13%, due 6/14/13	290,000	289,986
Federal Home Loan Bank, 0.12%, due 6/19/13	215,000	214,987
Federal Home Loan Bank, 0.05%, due 6/21/13	140,000	139,996
Federal Home Loan Bank, 0.1%, due 6/21/13	255,000	254,986
Federal Home Loan Bank, 0.12%, due 7/05/13	400,000	399,955
Federal Home Loan Bank, 0.07%, due 7/10/13	100,000	99,992
Federal Home Loan Bank, 0.07%, due 7/17/13	100,000	99,991
Federal Home Loan Bank, 0.07%, due 7/19/13	525,000	524,951
Federal Home Loan Bank, 0.065%, due 7/26/13	1,120,000	1,119,893
Federal Home Loan Bank, 0.058%, due 7/31/13	520,000	519,950
Federal Home Loan Bank, 0.055%, due 8/09/13	215,000	214,977
Federal Home Loan Bank, 0.055%, due 8/14/13	500,000	499,943
Federal Home Loan Bank, 0.065%, due 8/16/13	365,000	364,950
Federal Home Loan Bank, 0.12%, due 8/28/13	250,000	249,927
Federal Home Loan Bank, 0.12%, due 8/30/13	100,000	99,970
Federal Home Loan Bank, 0.13%, due 9/18/13	144,000	143,943
Federal Home Loan Bank, 0.12%, due 9/20/13	110,000	109,959
Freddie Mac, 0.08%, due 6/03/13	320,000	319,999
Freddie Mac, 0.07%, due 7/08/13	140,000	139,990
Freddie Mac, 0.109%, due 7/22/13	200,000	199,969
U.S. Treasury Bill, 0.105%, due 7/05/13	550,000	549,945
U.S. Treasury Bill, 0.098%, due 10/03/13	655,000	654,780
U.S. Treasury Bill, 0.093%, due 10/10/13	250,000	249,916
U.S. Treasury Bill, 0.12%, due 11/14/13	200,000	199,889
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$10,972,504

Repurchase Agreements - 15.9%
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.06%, dated 5/31/13, due 6/03/13, total to be received $2,065,010 (secured by U.S. Treasury and Federal Agency obligations valued at $2,106,301 in a jointly traded account), at Cost and Value	$2,065,000	$2,065,000
Total Investments, at Amortized Cost and Value		$13,037,504

Other Assets, Less Liabilities - (0.1)%		(9,275)
Net Assets - 100.0%		$13,028,229

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $13,037,504.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$13,037,504	$—	$13,037,504

For further information regarding security characteristics, see the Portfolio of Investments.

2

QUARTERLY REPORT

May 31, 2013

MFS® MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 15.9%
Major Banks - 7.9%
Bank Of Montreal/Chicago Branch, 0.15%, due 7/22/13	$14,625,000	$14,625,000
Toronto-Dominion Holdings (USA), Inc., 0.115%, due 7/18/13	8,630,000	8,630,000
Toronto-Dominion Holdings (USA), Inc., 0.24%, due 6/05/13	6,110,000	6,110,000

		$29,365,000
Other Banks & Diversified Financials - 8.0%
Branch Banking & Trust Co, 0.15%, due 7/01/13	$7,240,000	$7,240,000
Branch Banking & Trust Co, 0.17%, due 7/19/13	7,610,000	7,610,000
Mizuho Corporate Bank (USA)/New York Branch, 0.16%, due 6/19/13	7,170,000	7,170,000
Mizuho Corporate Bank (USA)/New York Branch, 0.31%, due 6/10/13	7,555,000	7,555,000

		$29,575,000
Total Certificates of Deposit, at Cost and Value		$58,940,000

Commercial Paper (y) - 49.3%
Automotive - 7.9%
American Honda Finance Corp., 0.12%, due 8/28/13	$4,600,000	$4,598,651
American Honda Finance Corp., 0.15%, due 7/17/13	10,000,000	9,998,083
Toyota Motor Credit Corp., 0.1%, due 7/11/13	11,942,000	11,940,673
Toyota Motor Credit Corp., 0.14%, due 7/03/13	2,761,000	2,760,656

		$29,298,063
Consumer Products - 4.0%
Procter & Gamble Co., 0.11%, due 8/30/13 (t)	$14,761,000	$14,756,941

Electronics - 3.1%
Emerson Electric Co., 0.11%, due 7/25/13 (t)	$11,545,000	$11,543,096

Financial Institutions - 4.1%
General Electric Capital Corp., 0.18%, due 8/16/13	$7,645,000	$7,642,095
General Electric Capital Corp., 0.23%, due 7/16/13	7,374,000	7,371,880

		$15,013,975
Food & Beverages - 8.9%
Anheuser-Busch InBev Worldwide, Inc., 0.22%, due 7/25/13 (t)	$1,100,000	$1,099,637
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 8/21/13 (t)	7,800,000	7,795,788
Coca-Cola Co., 0.15%, due 7/12/13 (t)	11,423,000	11,421,049
Coca-Cola Co., 0.15%, due 8/19/13 (t)	3,590,000	3,588,818
Pepsico Inc., 0.06%, due 7/18/13 (t)	8,998,000	8,997,295

		$32,902,587
Major Banks - 10.1%
ANZ National (International) Ltd., 0.24%, due 10/09/13 (t)	$7,213,000	$7,206,749
JPMorgan Chase & Co., 0.185%, due 6/04/13	8,800,000	8,799,864
JPMorgan Chase & Co., 0.25%, due 6/19/13	4,762,000	4,761,405
JPMorgan Chase & Co., 0.25%, due 7/15/13	1,243,000	1,242,620
Wells Fargo & Co., 0.17%, due 6/11/13	15,200,000	15,199,282

		$37,209,920
Pharmaceuticals - 6.1%
Merck & Co., Inc., 0.08%, due 7/17/13 (t)	$14,703,000	$14,701,497
Pfizer Inc., 0.04%, due 6/03/13 (t)	7,810,000	7,809,983

		$22,511,480

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Retailers - 2.9%
Wal-Mart Stores Inc., 0.06%, due 6/13/13 (t)	$10,915,000	$10,914,782

Tobacco - 2.2%
Philip Morris International, Inc., 0.08%, due 7/16/13 (t)	$8,100,000	$8,099,190
Total Commercial Paper, at Amortized Cost and Value		$182,250,034

U.S. Government Agencies and Equivalents (y) - 24.4%
Fannie Mae, 0.06%, due 7/10/13	$2,430,000	$2,429,842
Federal Home Loan Bank, 0.12%, due 6/19/13	4,775,000	4,774,714
Federal Home Loan Bank, 0.065%, due 7/26/13	4,800,000	4,799,560
Federal Home Loan Bank, 0.058%, due 7/31/13	4,500,000	4,499,565
Federal Home Loan Bank, 0.065%, due 8/16/13	7,060,000	7,059,031
Freddie Mac, 0.109%, due 7/22/13	15,740,000	15,737,569
U.S. Treasury Bill, 0.105%, due 7/05/13	16,150,000	16,148,398
U.S. Treasury Bill, 0.098%, due 10/03/13	25,000,000	24,991,604
U.S. Treasury Bill, 0.093%, due 10/10/13	10,000,000	9,996,634
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$90,436,917

Floating Rate Demand Notes - 4.6%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, 6/03/13	8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, 6/03/13	8,400,000	8,400,000
Total Floating Rate Demand Notes, at Cost and Value		$17,100,000

Repurchase Agreements - 6.0%
Merrill Lynch, Pierce, Fenner, & Smith, Inc. Repurchase Agreement, 0.06%, dated 5/31/13 due 6/03/13, total to be received $22,068,110 (secured by U.S. Treasury and Federal Agency obligations valued at $22,509,370 in a jointly traded account), at Cost and Value	$22,068,000	$22,068,000
Total Investments, at Amortized Cost and Value		$370,794,951

Other Assets, Less Liabilities - (0.2)%		(672,086)
Net Assets - 100.0%		$370,122,865

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $370,794,951.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$370,794,951	$—	$370,794,951

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

May 31, 2013

MFS® GLOBAL NEW

DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.5%
Airlines - 1.7%
Stagecoach Group PLC	34,734	$155,744
U.S. Airways Group, Inc. (a)	4,310	75,727
United Continental Holdings, Inc. (a)	1,200	38,952
Vopak	914	54,736

		$325,159
Apparel Manufacturers - 1.3%
Arezzo Industria e Comercio S.A.	3,300	$57,794
Cia.Hering S.A.	4,500	80,869
Gerry Weber International AG	1,330	56,648
Stella International Holdings	20,000	55,825

		$251,136
Automotive - 1.5%
D’Ieteren S.A.	1,170	$51,184
Guangzhou Automobile Group Co. Ltd., “H”	66,000	70,399
Thai Stanley Electric PLC	11,300	102,269
USS Co. Ltd.	520	60,068

		$283,920
Broadcasting - 0.2%
Proto Corp.	2,400	$32,036

Brokerage & Asset Managers - 1.8%
Aberdeen Asset Management PLC	9,131	$63,785
Computershare Ltd.	4,225	44,862
IG Group Holdings PLC	4,305	37,699
LPL Financial Holdings, Inc.	3,730	138,308
Rathbone Brothers PLC	2,494	58,617

		$343,271
Business Services - 9.1%
Amadeus IT Holding S.A.	3,706	$112,982
Amsterdam Commodities N.V.	3,450	68,383
Brenntag AG	335	51,067
Bright Horizons Family Solutions, Inc. (a)	7,040	253,792
Bunzl PLC	13,006	252,995
Concur Technologies, Inc. (a)	1,220	98,491
Constant Contact, Inc. (a)	9,710	144,873
Diploma PLC	6,480	52,223
DKSH Holding Ltd.	890	69,106
FleetCor Technologies, Inc. (a)	1,569	136,629
Gartner, Inc. (a)	3,150	178,322
Intertek Group PLC	861	41,951
Jones Lang LaSalle, Inc.	592	54,363
Performant Financial Corp. (a)	7,170	79,085
Sodexo	607	51,278
Xoom Corp. (a)	4,990	92,864

		$1,738,404
Cable TV - 0.9%
Astro Malaysia Holdings Berhad	108,700	$113,295
Ziggo N.V.	1,530	54,954

		$168,249

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.9%
Intrepid Potash, Inc.	9,270	$174,091

Computer Software - 3.9%
ANSYS, Inc. (a)	1,800	$134,100
CommVault Systems, Inc. (a)	1,760	123,200
Nuance Communications, Inc. (a)	5,030	95,570
OBIC Business Consultants Co. Ltd.	950	54,718
OBIC Co. Ltd.	500	122,444
Qlik Technologies, Inc. (a)	3,180	97,817
SolarWinds, Inc. (a)	2,380	100,317

		$728,166
Computer Software - Systems - 5.0%
ExactTarget, Inc. (a)	6,190	$142,432
FleetMatics Group PLC (a)	4,700	139,825
Guidewire Software, Inc. (a)	1,100	45,056
Linx S.A.	3,900	69,194
Model N, Inc. (a)	7,550	152,510
SciQuest, Inc. (a)	6,174	141,693
SS&C Technologies Holdings, Inc. (a)	5,920	187,250
Vantiv, Inc., “A” (a)	3,370	89,676

		$967,636
Construction - 0.6%
Bellway PLC	2,346	$45,371
PT Semen Gresik Tbk.	38,000	69,620

		$114,991
Consumer Products - 0.1%
Uni-Charm Corp.	500	$27,963

Consumer Services - 2.6%
Anhanguera Educacional Participacoes S.A.	11,900	$74,618
Dignity PLC	6,453	132,345
HomeAway, Inc. (a)	5,380	164,520
Kroton Educacional S.A.	5,626	82,611
MakeMyTrip Ltd. (a)	4,080	52,183

		$506,277
Containers - 0.8%
Packaging Corp. of America	2,000	$98,000
Viscofan S.A.	998	49,191

		$147,191
Electrical Equipment - 2.8%
AMETEK, Inc.	1,925	$83,064
Domino Printing Sciences PLC	4,850	50,041
IMI PLC	4,440	86,844
MSC Industrial Direct Co., Inc., “A”	1,473	121,773
Sensata Technologies Holding B.V. (a)	3,920	137,592
Spectris PLC	1,674	52,574

		$531,888
Electronics - 4.0%
Mellanox Technologies Ltd. (a)	2,150	$111,521
Monolithic Power Systems, Inc.	4,255	104,545

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Silicon Laboratories, Inc. (a)	2,920	$125,443
Stratasys Ltd. (a)	1,250	105,063
Ultratech, Inc. (a)	4,350	158,601
Universal Display Corp. (a)	1,220	36,332
Veeco Instruments, Inc. (a)	3,070	130,137

		$771,642
Energy - Independent - 4.5%
Arch Coal, Inc.	8,900	$45,924
Cabot Oil & Gas Corp.	3,080	216,709
Cloud Peak Energy, Inc. (a)	4,810	92,352
CONSOL Energy, Inc.	4,190	145,309
Peabody Energy Corp.	6,970	137,100
Range Resources Corp.	2,430	182,687
Walter Energy, Inc.	2,420	41,285

		$861,366
Engineering - Construction - 0.4%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	8,900	$81,344

Food & Beverages - 3.7%
Booker Group PLC	24,290	$46,430
Britvic PLC	7,600	61,018
Cranswick PLC	10,780	184,318
Devro PLC	11,261	55,512
Green Mountain Coffee Roasters, Inc. (a)	1,370	100,188
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,100	136,068
Mead Johnson Nutrition Co., “A”	720	58,370
Shenguan Holdings Group, Ltd.	114,000	59,078

		$700,982
Food & Drug Stores - 2.2%
Cosmos Pharmaceutical Corp.	400	$40,201
Fairway Group Holdings Corp. (a)	9,310	203,144
O’Key Group S.A., GDR	6,304	77,724
Sundrug Co. Ltd.	1,400	53,586
Wumart Stores, Inc., “H”	26,000	52,927

		$427,582
Gaming & Lodging - 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	5,320	$163,590

General Merchandise - 2.2%
Bim Birlesik Magazalar A.S.	921	$43,391
Clicks Group Ltd.	6,233	36,825
Dollarama, Inc.	1,640	115,049
Five Below, Inc. (a)	1,670	63,861
Mr. Price Group Ltd.	3,739	47,397
Seria Co. Ltd.	4,200	106,392

		$412,915
Insurance - 0.9%
Brasil Insurance Participacoes e Administracao S.A.	4,800	$48,341
Jardine Lloyd Thompson Group PLC	9,077	122,208

		$170,549

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 1.1%
Millennial Media, Inc. (a)	2,470	$19,488
Shutterfly, Inc. (a)	2,990	145,733
Shutterstock, Inc. (a)	1,000	47,340

		$212,561
Machinery & Tools - 7.1%
Allison Transmission Holdings, Inc.	7,110	$169,218
Burckhardt Compression Holding AG	181	68,725
Finning International, Inc.	1,790	39,124
IPG Photonics Corp.	1,555	92,212
Joy Global, Inc.	2,380	128,710
Kennametal, Inc.	3,370	146,056
Nordson Corp.	1,250	89,025
Polypore International, Inc. (a)	3,060	115,117
Proto Labs, Inc. (a)	2,720	150,253
Sartorius AG, IPS	718	74,365
Spirax-Sarco Engineering PLC (a)	1,404	60,239
United Rentals, Inc. (a)	1,880	106,859
WABCO Holdings, Inc. (a)	1,511	113,960

		$1,353,863
Medical & Health Technology & Services - 4.0%
Advisory Board Co. (a)	2,818	$148,819
Community Health Systems, Inc.	1,790	86,224
Fleury S.A.	2,400	22,433
Health Management Associates, Inc., “A” (a)	6,560	90,462
Healthcare Services Group, Inc.	7,200	163,368
HealthStream, Inc. (a)	2,790	74,716
Kobayashi Pharmaceutical Co., Ltd.	500	23,852
LifePoint Hospitals, Inc. (a)	1,650	82,055
Vanguard Health Systems, Inc. (a)	4,940	65,801

		$757,730
Medical Equipment - 6.5%
Align Technology, Inc. (a)	4,814	$172,101
Cardiovascular Systems, Inc. (a)	3,970	81,584
Cepheid, Inc. (a)	4,367	151,797
DENTSPLY International, Inc.	2,780	116,093
DexCom, Inc. (a)	3,920	81,654
Endologix, Inc. (a)	11,338	152,383
Genmark Diagnostics, Inc. (a)	3,490	52,001
Globus Medical, Inc., “A” (a)	7,880	115,048
Haemonetics Corp. (a)	1,400	57,792
Nakanishi, Inc.	500	65,204
Novadaq Technologies, Inc. (a)	2,070	28,069
NxStage Medical, Inc. (a)	6,196	86,434
Sonova Holding AG	543	59,823
Uroplasty, Inc. (a)	7,557	20,026

		$1,240,009
Metals & Mining - 3.8%
Century Aluminum Co. (a)	10,490	$103,956
Globe Specialty Metals, Inc.	10,114	124,099
GrafTech International Ltd. (a)	18,380	154,208
Horsehead Holding Corp. (a)	8,560	98,526

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - continued
Iluka Resources Ltd.	19,391	$205,029
Molycorp, Inc. (a)	7,480	49,144

		$734,962
Network & Telecom - 0.3%
VTech Holdings Ltd.	3,700	$54,351

Oil Services - 3.4%
AMEC PLC	2,780	$43,129
Atwood Oceanics, Inc. (a)	2,740	143,877
Basic Energy Services, Inc. (a)	5,350	71,423
Core Laboratories N.V.	453	62,405
Dresser-Rand Group, Inc. (a)	2,570	155,742
Helmerich & Payne, Inc.	1,160	71,618
Superior Energy Services, Inc. (a)	4,130	110,188

		$658,382
Other Banks & Diversified Financials - 0.6%
Credicorp Ltd.	333	$45,827
First Republic Bank	2,133	79,262

		$125,089
Pharmaceuticals - 2.4%
Kythera Biopharmaceuticals, Inc. (a)	2,128	$45,518
Perrigo Co.	1,019	118,112
Tsumura & Co.	2,000	57,021
Virbac	424	91,931
Zoetis, Inc.	4,620	147,840

		$460,422
Railroad & Shipping - 2.0%
Diana Shipping, Inc. (a)	23,070	$233,699
Navios Maritime Holdings, Inc.	27,310	147,747

		$381,446
Real Estate - 0.8%
Brasil Brokers Participacoes	15,300	$47,147
Deutsche Wohnen AG	3,589	66,531
Midland Holdings Ltd.	74,000	31,545

		$145,223
Restaurants - 2.2%
Ajisen China Holdings Ltd.	21,000	$15,777
Arcos Dorados Holdings, Inc.	15,670	215,933
Chuy’s Holdings, Inc. (a)	3,820	133,127
Domino’s Pizza UK & IRL PLC	6,215	66,625

		$431,462
Specialty Chemicals - 5.1%
Croda International PLC	5,644	$210,568
Elementis PLC	15,287	54,402
Fuchs Petrolub AG, IPS	828	71,415
Rockwood Holdings, Inc.	1,680	111,989
Symrise AG	2,005	81,551
Tronox Ltd., “A”	15,230	351,508

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
W. R. Grace & Co. (a)		1,016	$85,862

			$967,295
Specialty Stores - 2.5%
Citi Trends, Inc. (a)		5,302	$70,198
MonotaRO Co. Ltd.		5,900	160,774
Monro Muffler Brake, Inc.		3,252	152,909
NEXT PLC		688	48,031
Tiffany & Co.		610	47,446

			$479,358
Telephone Services - 0.2%
PT XL Axiata Tbk		85,500	$43,702

Trucking - 3.5%
Atlas Air Worldwide Holdings, Inc. (a)		3,117	$144,691
Celadon Group, Inc.		3,260	63,603
DSV A.S.		1,395	33,424
Kintetsu World Express, Inc.		2,200	84,286
Landstar System, Inc.		1,680	88,687
Swift Transportation Co. (a)		15,240	256,642

			$671,333
Total Common Stocks			$18,647,536
	First Exercise
Warrants - 0.4%
Consumer Products - 0.2%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/27/11	16,642	$46,053

Other Banks & Diversified Financials - 0.2%
Merrill Lynch International & Co. (Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	8/30/10	4,237	$33,772
Total Warrants			$79,825

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)		287,289	$287,289
Total Investments			$19,014,650

Other Assets, Less Liabilities - 0.6%			121,292
Net Assets - 100.0%			$19,135,942

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $79,825, representing 0.42% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

GDR	Global Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,690,377	$—	$—	$11,690,377
United Kingdom	—	1,982,670	—	1,982,670
Japan	—	888,544	—	888,544
Brazil	619,077	—	—	619,077
Germany	—	401,576	—	401,576
Greece	381,446	—	—	381,446
Australia	—	249,890	—	249,890
Israel	216,583	—	—	216,583
Argentina	215,933	—	—	215,933
Other Countries	682,779	1,398,486	—	2,081,265
Mutual Funds	287,289	—	—	287,289
Total Investments	$14,093,484	$4,921,166	$—	$19,014,650

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $2,281,569 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $151,119 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$16,631,252
Gross unrealized appreciation	2,590,031
Gross unrealized depreciation	(206,633)
Net unrealized appreciation (depreciation)	$2,383,398

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	193,187	8,376,224	(8,282,122)	287,289

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$307	$287,289

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2013, are as follows:

United States	63.2%
United Kingdom	10.4%
Japan	4.6%
Brazil	3.2%
Germany	2.1%
Greece	2.0%
Australia	1.3%
Israel	1.1%
Argentina	1.1%
Other Countries	11.0%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.